CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (91)
Other comprehensive loss, net of tax:
Change in currency translation adjustments, net of tax	(16)
Unrealized gains on cash flow hedge, net of tax	9
Other comprehensive loss, net of tax	(7)
Comprehensive (loss) income	(98)
Preferred shares dividend	(5)
Comprehensive (loss) income attributable to the Company	$ (103)